GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 31.30%
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
$ 6,250,000	3.31%, 01/28/2031 3-mo. LIBOR + 1.05%	$ 6,227,081
	Series 2014-4RA Class A
5,000,000	3.31%, 01/28/2031 3-mo. LIBOR + 1.05%	4,983,445
4,950,000	Apidos XII(a)(b) Series 2013-12A Class AR 3.38%, 04/15/2031 3-mo. LIBOR + 1.08%	4,933,284
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 3.38%, 01/20/2031 3-mo. LIBOR + 1.10%	6,724,451
3,251,875	Brazos Higher Education Authority Inc(b) Series 2005-1 Class 1A4 2.25%, 03/26/2029 3-mo. LIBOR + 0.15%	3,246,965
4,500,000	Cedar Funding VII Ltd(a)(b) Series 2018-7A Class A1 3.28%, 01/20/2031 3-mo. LIBOR + 1.00%	4,486,140
4,250,000	Dryden 57 Ltd(a)(b) Series 2018-57A Class A 3.17%, 05/15/2031 3-mo. LIBOR + 1.01%	4,213,735
4,000,000	Dryden 76 Ltd(a)(b) Series 2019-76A Class A1 3.59%, 10/20/2032 3-mo. LIBOR + 1.33%	4,000,000
	ECMC Group Student Loan Trust(a)(b)
	Series 2018-1A Class A
3,287,428	2.77%, 02/27/2068 1-mo. LIBOR + 0.75%	3,264,837
	Series 2018-2A Class A
1,824,308	2.82%, 09/25/2068 1-mo. LIBOR + 0.80%	1,811,473
8,000,000	Ford Credit Floorplan Master Owner Trust A(b) Series 2016-5 Class A2 2.48%, 11/15/2021 1-mo. LIBOR + 0.46%	8,003,061
4,000,000	Galaxy XVIII Ltd(a)(b) Series 2018-28A Class A2 3.37%, 07/15/2031 3-mo. LIBOR + 1.07%	3,992,816
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 3.30%, 04/20/2031 3-mo. LIBOR + 1.02%	4,552,252
2,636,458	Higher Education Funding I(a)(b) Series 2014-1 Class A 3.18%, 05/25/2034 3-mo. LIBOR + 1.05%	2,648,028
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,250,000	ICG US Ltd(a)(b) Series 2018-1A Class A1 3.34%, 04/21/2031 3-mo. LIBOR + 1.06%	$ 1,240,457
3,100,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 3.05%, 04/15/2029 3-mo. LIBOR + 0.75%	3,075,749
2,600,000	Magnetite XIV-R Ltd(a)(b) Series 2015-14RA Class A1 3.42%, 10/18/2031 3-mo. LIBOR + 1.12%	2,594,803
5,000,000	Magnetite XVI Ltd(a)(b) Series 2015-16A Class AR 3.10%, 01/18/2028 3-mo. LIBOR + 0.80%	4,984,125
1,550,000	NextGear Floorplan Master Owner Trust(a)(b) Series 2018-1A Class A1 2.66%, 02/15/2023 1-mo. LIBOR + 0.64%	1,553,027
5,865,000	Nissan Master Owner Trust Receivables(b) Series 2017-C Class A 2.34%, 10/17/2022 1-mo. LIBOR + 0.32%	5,866,741
4,000,000	Palmer Square Ltd(a)(b) Series 2019-1A Class A1 3.51%, 11/14/2032 3-mo. LIBOR + 1.34%	4,000,000
6,950,000	Parallel Ltd(a)(b) Series 2015-1A Class AR 3.13%, 07/20/2027 3-mo. LIBOR + 0.85%	6,949,916
1,368,383	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 2.57%, 05/25/2057 1-mo. LIBOR + 0.55%	1,360,588
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 3.39%, 01/15/2030 3-mo. LIBOR + 1.09%	4,973,135
	Scholar Funding Trust(a)(b)
	Series 2010-A Class A
161,853	3.01%, 10/28/2041 3-mo. LIBOR + 0.75%	161,013
	Series 2011-A Class A
1,257,377	3.16%, 10/28/2043 3-mo. LIBOR + 0.90%	1,258,430
1,562,293	SLM Student Loan Trust(b) Series 2007-1 Class A5 2.37%, 01/26/2026 3-mo. LIBOR + 0.09%	1,558,593
4,000,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 3.37%, 07/26/2031 3-mo. LIBOR + 1.10%	3,964,088

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 585,689	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 3.24%, 10/25/2027 1-mo. LIBOR + 1.22%	$ 587,409
4,000,000	TICP XIV Ltd(a)(b) Series 2019-14A Class A1A 3.46%, 10/20/2032 3-mo. LIBOR + 1.34%	3,999,912
6,500,000	Trillium Credit Card Trust II(a)(b) Series 2018-1A Class A 2.29%, 02/27/2023 1-mo. LIBOR + 0.25%	6,500,672
1,117,017	Trinitas II Ltd(a)(b) Series 2014-2A Class A1R 3.48%, 07/15/2026 3-mo. LIBOR + 1.18%	1,118,396
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 3.42%, 01/20/2031 3-mo. LIBOR + 1.14%	6,614,223
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 3.35%, 01/20/2031 3-mo. LIBOR + 1.07%	6,608,437
TOTAL ASSET-BACKED SECURITIES — 31.30% (Cost $132,464,602)		$132,057,282
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.52%
1,542,857	Holmes Master Issuer PLC(a)(b) Series 2018-1A Class A2 2.66%, 10/15/2054 3-mo. LIBOR + 0.36%	1,542,024
670,000	Silverstone Master Issuer PLC(a)(b) Series 2019 Class 1A 2.85%, 01/21/2070 3-mo. LIBOR + 0.57%	670,712
		2,212,736
U.S. Government Agency — 7.85%
2,079,938	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates(b) Series KF42 Class A 2.34%, 12/25/2024 1-mo. LIBOR + 0.25%	2,069,612
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b)
	Series 4751 Class EF
5,976,370	2.27%, 05/15/2041 1-mo. LIBOR + 0.25%	5,974,205
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 4751 Class FA
$ 4,856,356	2.27%, 03/15/2039 1-mo. LIBOR + 0.25%	$ 4,822,965
3,200,514	Federal National Mortgage Association Alternative Credit Enhancement Security(b) Series 2017-M13 Class FA 2.70%, 10/25/2024 1-mo. LIBOR + 0.40%	3,189,217
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2007-22 Class FW
1,521,389	2.47%, 03/25/2037 1-mo. LIBOR + 0.45%	1,524,700
	Series 2016-1 Class FT
391,084	2.37%, 02/25/2046 1-mo. LIBOR + 0.35%	388,362
	Series 2017-45 Class FA
319,269	2.55%, 06/25/2047 1-mo. LIBOR + 0.32%	317,557
	Series 2017-96 Class FC
6,887,690	2.42%, 12/25/2057 1-mo. LIBOR + 0.40%	6,857,878
	Government National Mortgage Association(b)
	Series 2011-117 Class FJ
2,062,139	2.91%, 08/20/2041 1-mo. LIBOR + 0.87%	2,107,395
	Series 2017-182 Class FN
5,954,358	2.33%, 12/16/2047 1-mo. LIBOR + 0.30%	5,846,655
		33,098,546
TOTAL MORTGAGE-BACKED SECURITIES — 8.37% (Cost $35,540,534)		$35,311,282
MUNICIPAL BONDS AND NOTES
2,024,218	Utah State Board of Regents(b) 2.80%, 09/25/2056 1-mo. LIBOR + 0.75%	2,025,554
TOTAL MUNICIPAL BONDS AND NOTES — 0.48% (Cost $2,026,072)		$2,025,554
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
12,210,000	0.13%, 07/15/2022	13,566,059
13,100,000	0.13%, 01/15/2023	14,478,095
15,500,000	0.38%, 07/15/2025	17,000,972
16,100,000	0.63%, 01/15/2026	17,835,673
29,800,000	0.13%, 07/15/2026	31,849,582
15,620,000	0.38%, 01/15/2027	16,791,067
35,500,000	0.38%, 07/15/2027	37,860,658

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$29,800,000	0.50%, 01/15/2028	$ 31,746,871
35,120,000	0.75%, 07/15/2028	37,654,746
7,000,000	0.25%, 07/15/2029	7,087,118
2,800,000	1.38%, 02/15/2044	3,695,303
1,620,000	United States Treasury Note/Bond 2.88%, 08/15/2028	1,781,557
TOTAL U.S. TREASURY BONDS AND NOTES — 54.83% (Cost $225,430,465)		$231,347,701
SHORT TERM INVESTMENTS
Commercial Paper — 0.37%
1,550,000	VW Credit Inc 2.33%, 12/06/2019	1,543,394
TOTAL SHORT TERM INVESTMENTS — 0.37% (Cost $1,543,394)		$1,543,394
TOTAL INVESTMENTS — 95.35% (Cost $397,005,067)		$402,285,213
OTHER ASSETS & LIABILITIES, NET — 4.65%		$19,624,796
TOTAL NET ASSETS — 100.00%		$421,910,009
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
30 Day Federal Funds Long Futures	44	USD	18,013,024	November 2019	$1,032
Eurodollar Interest Rate Long Futures	11	USD	2,696,100	December 2019	1,403
Eurodollar Interest Rate Long Futures	2	USD	492,225	June 2020	923
Eurodollar Interest Rate Short Futures	2	USD	491,650	March 2020	(3,350)
U.S. 10 Year Treasury Note Long Futures	73	USD	9,512,813	December 2019	50,541
U.S. 2 Year Treasury Note Long Futures	275	USD	59,262,500	December 2019	(20,759)
U.S. 5 Year Treasury Note Long Futures	1,054	USD	125,580,806	December 2019	(626,612)
U.S. Long Bond Short Futures	84	USD	13,634,250	December 2019	88,810
U.S. Ultra 10 Year Treasury Note Short Futures	81	USD	11,534,906	December 2019	140,300
U.S. Ultra Long Term Treasury Bond Long Futures	44	USD	8,443,875	December 2019	(31,689)
				Net Depreciation	$(399,401)
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
At September 30, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Pay	1.29%	EFFR	16,140,000	September 15, 2021	$(3,769)	Annually
Pay	1.50%	3-mo. LIBOR	10,090,000	December 18, 2022	25,188	Quarterly
Pay	2.24%	3-mo. LIBOR	20,800,000	July 25, 2024	(67,487)	Quarterly
Receive	1.75%	CPI	3,000,000	August 05, 2024	(26,455)	Quarterly
Receive	0.97%	EFFR	10,120,000	June 30, 2026	22,886	Annually
Receive	1.75%	3-mo. LIBOR	7,170,000	December 18, 2026	(55,426)	Quarterly
Pay	1.30%	3-mo. LIBOR	4,730,000	May 15, 2029	67,391	Quarterly
Pay	2.01%	3-mo. LIBOR	14,830,000	August 02, 2029	283,114	Quarterly
Receive	1.48%	3-mo. LIBOR	5,400,000	May 15, 2045	(223,616)	Quarterly
Receive	2.23%	3-mo. LIBOR	3,930,000	August 02, 2052	(300,547)	Quarterly
				Net Depreciation	$(278,721)
At September 30, 2019, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Termination Date	Unrealized (Depreciation)	Payment Frequency
Receive	2.14%	CPI	8,000,000	March 26, 2020	(10,248)	At Maturity
Receive	2.09%	CPI	65,000,000	January 09, 2021	(243,100)	At Maturity
Receive	2.13%	CPI	30,000,000	January 09, 2022	(267,181)	At Maturity
Receive	2.22%	CPI	15,000,000	March 22, 2022	(197,505)	At Maturity
Receive	2.16%	CPI	17,000,000	January 09, 2023	(251,396)	At Maturity
Receive	2.17%	CPI	20,000,000	January 09, 2024	(404,440)	At Maturity
Receive	2.25%	CPI	28,200,000	February 20, 2024	(713,883)	At Maturity
				Net Depreciation	$(2,087,753)
Abbreviations:
CPI	Consumer Price Index
EFFR	Effective Federal Funds Rate is the interest rate at which banks and other depository institutions lend money to each other.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 30, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$132,057,282	$—	$132,057,282
Mortgage-Backed Securities	—	35,311,282	—	35,311,282
Municipal Bonds and Notes	—	2,025,554	—	2,025,554
U.S. Treasury Bonds and Notes	—	231,347,701	—	231,347,701
Short Term Investments	—	1,543,394	—	1,543,394
Total investments, at fair value:	0	402,285,213	0	402,285,213
Other Financial Investments:
Futures Contracts(a)	$283,009	$—	$—	$283,009
Interest Rate Swaps(a)	—	398,579	—	398,579
Total Assets	$283,009	$402,683,792	$0	$402,966,801
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(682,410)	$—	$—	$(682,410)
Interest Rate Swaps(a)	—	(677,300)	—	(677,300)
Inflation Swaps(a)	—	(2,087,753)	—	(2,087,753)
Total Liabilities	$(682,410)	$(2,765,053)	$0	$(3,447,463)
(a)	Inflation Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

September 30, 2019

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,179 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $53,560,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $183,200,000 in inflation swaps for the reporting period.

September 30, 2019